Taxes on Income - Summary of Reconciliation of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Israel tax provision at statutory rate	23.00%	23.00%	23.00%	21.00%
Non-deductible share-based compensation	(0.61%)	(0.63%)	(0.60%)
Effect of other permanent differences	(3.92%)	(0.06%)	(0.08%)
Change in valuation allowance	(18.95%)	(22.32%)	(21.94%)
Other adjustments	0.25%	8212.00%	0.44%
Effective tax rate	(0.23%)	(0.01%)	(0.06%)